Stock-based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
Stock-based Compensation
On May 6, 2014, the Company adopted the Carter Validus Mission Critical REIT II, Inc. 2014 Restricted Share Plan, or the Incentive Plan, pursuant to which the Company has the power and authority to grant restricted or deferred stock awards to persons eligible under the Incentive Plan. The Company authorized and reserved 300,000 shares of its Class A shares for issuance under the Incentive Plan, subject to certain adjustments. Subject to certain limited exceptions, restricted stock may not be sold, assigned, transferred, pledged, hypothecated or otherwise disposed of and is subject to forfeiture within the vesting period. Restricted stock awards generally vest ratably over four years. The Company uses the straight-line method to recognize expenses for service awards with graded vesting. Restricted stock awards are entitled to receive dividends during the vesting period. In addition to the ratable amortization of fair value over the vesting period, dividends paid on unvested shares of restricted stock which are not expected to vest are charged to compensation expense in the period paid.
On July 20, 2018, the Company granted an aggregate of 9,000 shares of restricted Class A common stock to its independent directors in connection with their re-election to the board of directors of the Company. Additionally, on July 24, 2018, the Company granted 3,000 restricted shares of Class A common stock in connection with the election of a new independent board member. The fair value of each share of restricted common stock was estimated at the date of grant at $9.18 per share. The restricted stock awards vest over a period of four years. The awards are amortized using the straight-line method over four years.
As of December 31, 2018 and 2017, there was $192,000 and $173,000, respectively, of total unrecognized compensation expense related to nonvested shares of the Company’s restricted Class A common stock. This expense is expected to be recognized over a remaining weighted average period of 1.76 years. This expected expense does not include the impact of any future stock-based compensation awards.
As of December 31, 2018 and 2017, the fair value of the nonvested shares of restricted Class A common stock was $235,875 and $206,550, respectively. A summary of the status of the nonvested shares of restricted Class A common stock as of December 31, 2017 and the changes for the year ended December 31, 2018 is presented below:

Restricted Stock	Shares
Nonvested at December 31, 2017	22,500
Vested	(9,000)
Granted	12,000
Nonvested at December 31, 2018	25,500

Stock-based compensation expense for the years ended December 31, 2018, 2017 and 2016 was approximately $90,000, $76,000 and $58,000, respectively, which is reported in general and administrative costs in the accompanying consolidated statements of comprehensive income.